General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses
General and Administrative Expenses

18. GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

	December 31, 2018	December 31, 2017	December 31, 2016
Consulting fees	373	343	218
Professional fees	142	129	128
Management fees	733	715	756
Investor relations	187	239	221
Filing fees	79	106	77
Salaries and benefits	474	439	290
General office expenses	352	404	331
Total	2,340	2,375	2,021